Interest Income and Expense - Summary of Interest Income and Expense by Basis of Accounting Classification (Detail) - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2019	Jan. 31, 2018
Disclosure of Interest Income Expense [line items]
Interest income	[1]	$ 10,544	$ 8,308
Interest expense		4,684	2,878
Financial assets amortized cost [member]
Disclosure of Interest Income Expense [line items]
Interest income		7,380	6,059
Interest expense		2,928	1,950
Financial assets at fair value through other comprehensive income [member]
Disclosure of Interest Income Expense [line items]
Interest income		1,305	1,042
Financial instruments measure at amortized cost and FVOCI [member]
Disclosure of Interest Income Expense [line items]
Interest income		8,685	7,101
Interest expense		2,928	1,950
Financial instruments measured or designated at fair value through profit or loss [member] | Equities designated at fair value through other comprehensive income [member]
Disclosure of Interest Income Expense [line items]
Interest income		1,859	1,207
Interest expense		$ 1,756	$ 928

[1]	Includes $8,685 million and $7,101 million, for the three months ended January 31, 2019 and January 31, 2018, respectively, which have been calculated based on the effective interest rate method (EIRM). Refer to Note 20.